Interest in Other Entities (Details) - Schedule of activity in investment account - Elbit Imaging Ltd [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Purchase of shares during June and July 2021		$ 1,200
Revaluation – profit and loss till August 4, 2021		(72)
Reclassification to equity investment		1,128
Group share in losses	$ 36	(83)
Impairment		(104)
USD/NIS translation adjustments	$ (108)	34
Balance as of December 31, 2021		$ 975